SCHEDULE OF DEFERRED TAX ASSET (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Accrued expenses
Fixed and intangible assets	266,963	194,581
Allowance for doubtful accounts	0	38,013
Stock Options	111,424	111,125
Warrant amortization	208,576	208,015
Net operating loss – Federal	9,793,015	8,529,484
Net operating loss – States	295,685	266,028
Deferred tax asset, gross	10,460,663	9,347,246
Less: Valuation allowance	(10,460,663)	(9,347,246)
Net deferred tax asset